REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2013
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
Number of operating segments	3